Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net Loss	¥ (25,568)	¥ (54,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	269	623
Amortization of right-of-use asset	2,689	2,784
Amortization of intangible assets	1,050	1,050
Changes in fair value of warrant	(1,114)	(3,376)
Changes in fair value of amounts due to related party	2,052	3,286
Share-based compensation expense	13,040	27,116
Provision of allowance for current expected credit losses		1,430
Foreign exchange losses/(gains)	(893)	1,055
Loss on disposal of property, equipment and leasehold improvement	7	7
Deferred income tax	(263)	(263)
Changes in operating assets and liabilities:
Accounts receivable, net	39,762	(174,597)
Prepayments and other current assets	280	4,092
Accounts payable	(41,850)	150,684
Contract liabilities	(89)	(1,021)
Salary and welfare benefits payable	2,572	(296)
Tax payable	3,306	(75)
Accrued expenses and other current liabilities	(1,216)	(2,168)
Lease liabilities	(2,679)	(134)
Net cash used in operating activities	(8,645)	(44,675)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(40)	(1,442)
Proceeds from disposal of property, equipment and intangible assets	1
Loan provided to a third party		(10,000)
Placement of short-term investments	(14,798)	(85,654)
Cash received from maturities of short-term investments	32,214	35,634
Net cash (used in)/ generated from investing activities	17,377	(61,462)
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 8)	66,900	15,000
Cash repayments of short-term borrowings to third party	(2,024)
Cash received from long-term borrowings from bank (Note 8)	5,000
Cash repayments of short-term borrowings to bank (Note 8)	(25,000)	(20,000)
Net cash (used in)/ generated from financing activities	44,876	(5,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(410)	862
Net (decrease)/increase in cash and cash equivalents and restricted cash	53,198	(110,275)
Cash and cash equivalents and restricted cash at beginning of the period	122,472	248,392
Cash and cash equivalents and restricted cash at end of the period	175,670	138,117
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the period	26,476	5,000
Cash and cash equivalents at end of the period	149,194	133,117
Supplemental disclosures of cash flow information:
Cash payments of interest expense	(1,074)	(296)
Cash paid for income tax	(68)	(163)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for obligations	¥ 5,139	¥ 5,076